Operations, Restatement of Prior Years' Financial Statements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Current	R$ 908,728	R$ 913,166	R$ 748,677	R$ 725,631
Non-current	1,475,114	1,434,850	1,539,580	1,629,745
Total assets	2,383,842	2,348,016	2,288,257	2,355,376
Liabilities and equity [Abstract]
Current	615,357	2,279,359	1,998,764	1,128,582
Non-current	2,224,389	805,713	670,622	1,362,290
Liabilities		3,085,072	2,669,386	2,490,872
Equity	(455,904)	(737,056)	(381,129)	(135,496)
Adjusted statement of profit and loss [Abstract]
Profit (loss) for the year	R$ 52,265	(360,945)	(214,968)
Previously Reported [Member]
Assets [Abstract]
Current		913,166	748,677	725,631
Non-current		1,452,639	1,560,857	1,655,850
Total assets		2,365,805	2,309,534	2,381,481
Liabilities and equity [Abstract]
Current		2,278,413	1,997,818	1,127,688
Non-current		708,628	599,498	1,316,298
Liabilities		2,987,041	2,597,316	2,443,986
Equity		(621,236)	(287,782)	(62,505)
Adjusted statement of profit and loss [Abstract]
Profit (loss) for the year		(338,472)	(194,612)
Operation Descarte, Payments to Suppliers [Member]
Assets [Abstract]
Current		0	0	0
Non-current		(3,516)	(7,004)	(11,832)
Total assets		(3,516)	(7,004)	(11,832)
Liabilities and equity [Abstract]
Current		946	946	894
Non-current		97,085	71,124	45,992
Liabilities		98,031	72,070	46,886
Equity		(101,547)	(79,074)	(58,718)
Adjusted statement of profit and loss [Abstract]
Profit (loss) for the year		(22,473)	(20,356)
Write-off of Plant and Equipment Items [Member]
Assets [Abstract]
Current		0	0	0
Non-current		(46,254)	(46,254)	(40,534)
Total assets		(46,254)	(46,254)	(40,534)
Liabilities and equity [Abstract]
Current		0	0	0
Non-current		0	0	0
Liabilities		0	0	0
Equity		(46,254)	(46,254)	(40,534)
Adjusted statement of profit and loss [Abstract]
Profit (loss) for the year		0	(7,495)
Corresponding Adjustment to Amortization Expenses on Written-off Property, Plant and Equipment Above [Member]
Assets [Abstract]
Current		0	0	0
Non-current		42,738	39,250	28,702
Total assets		42,738	39,250	28,702
Liabilities and equity [Abstract]
Current		0	0	0
Non-current		0	0	0
Liabilities		0	0	0
Equity		42,738	39,250	28,702
Adjusted statement of profit and loss [Abstract]
Profit (loss) for the year		3,488	10,548
Tax Impacts Identified During the Investigation [Member]
Assets [Abstract]
Current		0	0	0
Non-current		0	0	0
Total assets		0	0	0
Liabilities and equity [Abstract]
Current		0	0	0
Non-current		97,085	71,124	45,992
Liabilities		97,085	71,124	45,992
Equity		(97,085)	(71,124)	(45,992)
Adjusted statement of profit and loss [Abstract]
Profit (loss) for the year		(25,961)	(25,132)
Tax Effects on Adjustments [Member]
Assets [Abstract]
Current		0	0	0
Non-current		0	0	0
Total assets		0	0	0
Liabilities and equity [Abstract]
Current		946	946	894
Non-current		0	0	0
Liabilities		946	946	894
Equity		(946)	(946)	(894)
Adjusted statement of profit and loss [Abstract]
Profit (loss) for the year		0	(52)
Write-off of Trade Accounts Receivable [Member]
Assets [Abstract]
Current		0	0
Non-current		(14,273)	(14,273)
Total assets		(14,273)	(14,273)
Liabilities and equity [Abstract]
Current		0	0
Non-current		0	0
Liabilities		0	0
Equity		R$ (14,273)	R$ (14,273)
Allowance for Doubtful Accounts on Trade Accounts Receivable [Member]
Assets [Abstract]
Current				0
Non-current				(14,273)
Total assets				(14,273)
Liabilities and equity [Abstract]
Current				0
Non-current				0
Liabilities				0
Equity				R$ (14,273)